Operating Context - Additional Information (Details) R$ in Millions		12 Months Ended			14 Months Ended
	May 20, 2025	Dec. 31, 2025 BRL (R$) Number MW	Apr. 30, 2025	Dec. 31, 2024 BRL (R$) Number	Apr. 30, 2025
IfrsStatementLineItems [Line Items]
Number Of Reportable Segments | Number		6		6
Consolidated working capital | R$		R$ 17		R$ (1,914)
Concession expired		December 2045
Average tariff adjustment	7.78%	7.78%
Percentage of readjustment corresponding to costs manageable			1.36%
Percentage of accumulated IPCA inflation rate			5.53%
Percentage of increase in non-manageable costs			6.12%
Percentage of financial items make up tariff					0.30%
Description Of Distribution Service Concession Limitation Of Distribution Of Dividends Or Payment Of Interest On Equity Minimum Parameters Period		for two consecutive years, or three times in a period of five years
Gas distribution concession duration of periodic reviews of tarrifs		5 years
Terms Of Payments For Obtaining Concessions For Construction Of Generation Projects		to make payments to the grantor over the period of the contract or for up to 5 years upon signature of the concession contract for plants
Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Discount of future payments		12.50%
Installed Capacity Per Plant		5
Maximum [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment	9.45%	9.45%
Statements of interest in relation to extension of the concession period		3030 years
Concessions for construction of certain generation projects plants capacity		50
Maximum [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment	6.86%
Minimum [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment	7.03%	7.03%
Concessions for construction of certain generation projects plants capacity		1